ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET
Components of accounts receivable, net are as follows:

	December 31,
	2020	2019
Hotel	$106	$1,104
Other	1,027	1,258

Sub-total	1,133	2,362
Less: allowances for credit losses	(976)	(965)

	$157	$1,397

The Company’s allowances for credit losses as of December 31, 2020 and 2019 were primarily related to receivables for entertainment business.
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at beginning of year	$965	$960	$588
Provision for credit losses	6	—	376
Effect of exchange rate	5	5	(4)

Balance at end of year	$976	$965	$960